Document and Entity Information	Jul. 20, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2021
Entity Registrant Name	ADMA BIOLOGICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36728
Entity Tax Identification Number	56-2590442
Entity Address, Address Line One	C/O ADMA BIOLOGICS, INC.
Entity Address, Address Line Two	465 State Route 17
Entity Address, City or Town	Ramsey
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07446
City Area Code	201
Local Phone Number	478-5552
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001368514
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	ADMA
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Trading Symbol	0
Security Exchange Name	NASDAQ